Commitments and Contingencies - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2010	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital expenditure		$ 700	$ 189
Cariboo Copper Corp [member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Remaining portion of ownership interest in joint venture	25.00%	25.00%
Gibraltar [member]
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Capital expenditure		$ 933	$ 251
Capital lease and equipment loans		100.00%
Ownership interest in joint venture	75.00%	75.00%
JV partner's portion of capital lease and equipment loans		$ 9,044